EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended April 30, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.00%
From	01-Apr-17	17-Apr-17	15-May-17	Floating Allocation Percentage at Month-End	52.16%
To	30-Apr-17	15-May-17
Days	28

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$984,420,909.19		Beginning	-
			Payout	-
Total Collateral	2,095,560,909.19		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	232.84%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	28
	Total Pool		A1 LIBOR	0.993890%
Beginning Gross Principal Pool Balance	$6,550,788,616.19		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,894,778,219.50)			1.393890%
Investment in New Receivables	$1,824,708,749.74				1.41%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(19,188,558.60)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(633,883,746.39)			Actual	Per $1000
Less Servicing Adjustment	$(6,644,315.90)		Interest A1	596,275.17	0.60
Ending Balance	$5,821,002,525.54		Principal A1	-	$0.00

SAP for Next Period	36.00%				0.60

Average Receivable Balance	$5,863,926,629.38			Actual	Per $1000
Monthly Payment Rate	32.31%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	1,016,275.17	1.451822%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$16,123,951.56		Excess Cash Flow	1,085,465.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$16,123,951.56
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-